[Logo] SCHRODERS









                                    SCHRODER
                              EMERGING MARKETS FUND







                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 1998










                        Schroder Capital Funds (Delaware)


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Account Information        (800) 344-8332
Fund Literature            (800) 290-9826

INVESTMENT OBJECTIVE

       The investment objective of the Fund is to seek long-term capital appreciation.

INVESTMENT ADVISER

       Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide including 15 offices in emerging markets. The Schroder Group has been managing international investment portfolios since the early years of this century. As of June 30, 1998, the Schroder Group had over $195 billion in assets under management. As of September 30, 1998, the Investment
Adviser,   together  with  its  U.K.  affiliate,   Schroder  Capital  Management
International Ltd., had approximately $24 billion under management of which approximately $5.2 billion was invested in dedicated emerging markets mandates.



                                                                January 18, 1999

Dear Shareholder:

       We are pleased to present the semi-annual report for the Schroder Emerging Markets Fund for the six months ended November 30, 1998. This past six months saw markedly divergent performance among the world's markets, as well as considerable volatility of performance within certain individual emerging markets. A common theme was investors' rising level of risk aversion in response to economic and financial shocks, including Russian debt default and increased devaluation risk in some emerging markets. In general, in the first half of the fiscal year, economic problems appeared largely contained within Asia and parts of the broader emerging markets universe. In the last fiscal quarter, the turmoil in the emerging markets spread to European and the U.S. markets and these markets also experienced some volatility.

       Looking forward, we expect global growth to be slower in 1999 than it was in 1998, as the contagion from emerging markets continues to weigh on demand in developed markets. We believe that this will trim, but not eradicate, growth in continental Europe. Latin America is likely to be one of the emerging market regions where growth is likely to slow most sharply next year. Within Asia, which experienced a very sharp contraction in 1998, we believe that activity may be stabilizing, but further structural reforms, especially within the banking sector, are needed to sustain a significant recovery.

       On a more positive note, monetary authorities like the Federal Reserve and its global counterparts were quick to act to forestall future problems by lowering interest rates. A growing number of companies, including many in Asia, are increasing their emphasis on shareholder value. This should help to ease investors' anxieties and to trim the risk premiums that have risen in many markets, although we believe that it is unlikely to return them to levels seen earlier in the fiscal year.



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       We  expect  further   uncertainty  and  volatility  in  the  year  ahead.
Nevertheless, compelling values exist in many emerging equity markets after this year's correction, and many high quality stocks have been sold indiscriminately. We believe that as investors once again focus on the attractive value now available and on the long-term potential for restructuring and improved profitability we will see a revival of interest in emerging markets. Schroders' investment approach stresses the rewards of identifying high quality franchises
with  sustainable  growth  prospects  at  attractive  valuations.   The  present
environment presents great scope for our extensive global research network to identify such opportunities for the long-term benefit of our investors.

       Thank you for your interest in the Schroder Emerging Markets Fund.


                                                              Sincerely

                                                              /s/ M. J. Smith

                                                              Mark J. Smith
                                                              President

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MANAGEMENT DISCUSSION AND ANALYSIS (As of November 30, 1998) (Unaudited)

PERFORMANCE
     For the six month period ended November 30, 1998, the Schroder Emerging Markets Fund returned -12.71%. its benchmark, the Morgan Stanley Capital International Emerging Markets Free (excluding Malaysia) Index, returned -15.26% over the same period.

     Country allocation contributed positively to the Fund's performance over the period, specifically an overweight position in Korea and Eastern Europe and an underweight position in the troubled Brazilian and Russian markets. Stock selection on the whole detracted from performance. The Fund invests in larger companies with solid, long-term fundamentals, and it was these more liquid stocks that suffered dramatic sell-offs in the last six months as investors fled the emerging markets. Stock selection in Taiwan and Thailand contributed positively to performance and, in Poland, our underweight position in banks benefited the Fund.

MARKET BACKGROUND
     The rolling crisis in emerging markets, which began with the devaluation of the Thai baht in mid-1997, has since spread to Russia, Latin America and Brazil. As currency and economic expansion concerns gradually became global, investors became increasingly risk averse. Capital was withdrawn, international lending and borrowing declined and many economies in the asset class stalled or contracted.

     Greece and Portugal were least affected by the turbulence as their economies were supported by falling inflation and low interest rates. Both countries also benefited from their forthcoming participation in European Monetary Union (EMU) (Portugal in 1999; Greece in 2000). The crisis in Russia impacted other countries in Eastern Europe, resulting in a decline in investor sentiment. Latin America's current account balances came under pressure as a result of falling commodity prices and this was exacerbated by a downturn in capital inflows.

     September was a particularly volatile month for global markets, mainly due to Brazil's huge budget deficits. However, emerging markets enjoyed a strong recovery in October and November. A series of interest rate cuts by the U.S. Federal Reserve reduced currency pressures in many emerging markets, triggering a market rally. The rally continued through November as Brazil announced a fiscal adjustment and a $41.5 billion IMF aid package. In Europe and the Mediterranean, however, countries such as Israel and Turkey experienced reduced capital flows for the first time.

PORTFOLIO REVIEW
     Given the weakness in emerging stock markets, we maintained a defensive position throughout the six month period. We held unusually high levels of cash, reducing our cash position in early October as confidence in emerging markets recovered. We focused on markets in which economic fundamentals remained strong, such as Poland, Hungary, and Mediterranean Europe, and on those countries most committed to restructuring. In particular, we favored Korea: it was already showing signs of corporate restructuring and bank recapitalization, its interest rates had fallen sharply and its currency was relatively stable. We were underweight in countries with weak economic fundamentals, such as Brazil and South Africa. At the height of the crisis in August, we purchased U.S.$-denominated bonds in Korea, Mexico and Argentina as a further defensive measure. We also hedged the Fund's exposure to the Hong Kong dollar, the Polish zloty and the Brazilian real.

     In the midst of these unsettled market conditions, we focused on companies with strong balance sheets and sustainable cash flows, such as China Telecom and Korea Electric Power.

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MANAGEMENT DISCUSSION AND ANALYSIS (Unaudited) (concluded)

OUTLOOk
     Looking ahead, we favor emerging Mediterranean Europe and Africa and Asia over Latin America. We believe that weaker commodity prices and lower capital flows into emerging markets will hit Latin America particularly hard due to its huge current account deficits, whereas some Asian companies - and most companies in Emerging Mediterranean Europe - will start to see a recovery in 1999. In particular, we favor the prospects for Korea, however, we believe that further restructuring and bank recapitalization is key to the future direction of its stock market.

     While the outlook for emerging markets has improved, we still have a number of concerns: commodity prices in emerging markets remain weak, global growth is expected to slow in 1999, and the capital available for emerging market companies and governments is scarce. We believe that Brazil is key to the future of emerging markets, with continued progress on fiscal reform and lower interest rates essential if it is to avoid internal debt restructuring. On a more positive note, emerging market companies are trading at a significant discount relative to their developed market peers at the moment, representing what we believe to be great opportunities for long-term investors.

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF NOVEMBER 30, 1998, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

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          PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 1998 (UNAUDITED)

                 TOP TEN HOLDINGS                                                    COUNTRY WEIGHTINGS


SECURITY                                             % OF NET ASSETS      COUNTRY                      % OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Ssangyong Investment & Securities Co. Ltd. (Korea)             3.6 %      Argentina                                  1.9 %

Telefonos de Mexico SA ADR (Mexico)                            3.2        Botswana                                   0.3

Samsung Electronics Co. (Korea)                                2.9        Brazil                                    12.4

Telecomunicacoes de Sao Paulo SA - Telesp (Brazil)             2.5        Chile                                      3.5

Teva Pharmaceutical Industries Ltd. ADR  (Israel)              2.0        China                                      0.9

Companhia Energetica de Minas Gerais -                         2.0        Czech Republic                             1.0

   CEMIG ADR (Brazil)                                                     Egypt                                      2.1

Samsung Display Devices Co. (Korea)                            2.0        Greece                                     7.4

ITC Ltd. GDR (India)                                           1.9        Hong Kong                                  3.6

Nan Ya Plastics Corp., 1.75%, 7/19/01 (Taiwan)                 1.8        Hungary                                    2.0

Hellenic Bottling Co. SA (Greece)                              1.7        India                                      6.0
                                                             ______
                                                                          Indonesia                                  1.7
                                                              23.6 %
                                                             ======       Israel                                     5.0

                                                                          Korea, Republic of                        13.6

                                                                          Luxembourg                                 0.4

                                                                          Mauritius                                  0.3

                                                                          Mexico                                     8.9

                                                                          Peru                                       2.3

                                                                          Philippines                                1.9

                                                                          Poland                                     2.0

                                                                          Russia                                     0.6

                                                                          South                                      8.4
                                                                          Africa
                                                                          Taiwan                                     6.4

                                                                          Thailand                                   1.9

                                                                          Turkey                                     0.8

                                                                          Zimbabwe                                   0.2

                                                                          Cash and Other Assets                      4.5
                                                                                                                   _________
                                                                                                                   100.0 %
                                                                                                                   =========

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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)


ASSETS:
      Investments (Notes 1 and 2):
           Investment in Schroder EM Core Portfolio (the "Portfolio")                                         $     540,332
      Receivable from admimistrator (Notes 3 and 4)
                                                                                                                     29,618
      Other receivables
                                                                                                                        305
                                                                                                        --------------------

                               Total Assets
                                                                                                                    570,255
                                                                                                        --------------------

LIABILITIES:
      Payable to subadministrator (Note 3)
                                                                                                                        171
      Accrued expenses and other liabilities
                                                                                                                     29,725
                                                                                                        --------------------

                               Total Liabilities
                                                                                                                     29,896
                                                                                                        --------------------

                               Net Assets                                                                     $     540,359
                                                                                                        ====================

COMPONENTS OF NET ASSETS:
      Paid-in capital                                                                                         $     612,471
      Undistributed net investment income (loss)
                                                                                                                      1,300
      Accumulated net realized gain (loss)
                                                                                                                   (76,713)
      Net unrealized appreciation (depreciation) on investments
                                                                                                                      3,301
                                                                                                        --------------------

                               Net Assets                                                                     $     540,359
                                                                                                        ====================

SHARES OF BENEFICIAL INTEREST
                                                                                                                     68,111

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                                                             $       7.93



    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
      Dividend income (net of unrecoverable foreign withholding taxes of $208)                                 $      2,979
      Interest income
      Net expenses                                                                                                    2,091

                                                                                                                     (3,241)
                                                                                                        --------------------
                        Net Investment Income Allocated from the Portfolio
                                                                                                                      1,829
                                                                                                        --------------------
EXPENSES:
      Administration  (Note 3)
                                                                                                                        341
      Subadministration (Note 3)
                                                                                                                     12,500
      Transfer agency (Note 3)
                                                                                                                      6,060
      Accounting (Note 3)
                                                                                                                      6,000
      Legal
                                                                                                                      1,071
      Audit
                                                                                                                      5,975
      Registration
                                                                                                                     10,853
      Trustees
                                                                                                                         17
      Miscellaneous
                                                                                                                         39
                                                                                                        --------------------
                               Total Expenses
                                                                                                                     42,856
      Fees waived and expenses reimbursed  (Note 4)
                                                                                                                    (42,288)
                                                                                                        --------------------
                               Net Expenses
                                                                                                                        568
                                                                                                        --------------------
NET INVESTMENT INCOME (LOSS)
                                                                                                                      1,261
                                                                                                        --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
      Net realized gain (loss) on investments
                                                                                                                    (76,567)
      Net realized gain (loss) on foreign currency transactions
                                                                                                                        771
                                                                                                        --------------------
              Net realized gain (loss) on investments and foreign
                                   currency transactions
                                                                                                                    (75,796)
                                                                                                        --------------------
      Net change in unrealized appreciation (depreciation) on investments
                                                                                                                      5,979
      Net change in unrealized appreciation (depreciation) on  foreign currency transactions
                                                                                                                       (488)
                                                                                                        --------------------
      Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions
                                                                                                                      5,491
                                                                                                        --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO
                                                                                                                    (70,305)
                                                                                                        --------------------

NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS                                             $      (69,044)
                                                                                                        ====================

    The accompanying notes are an integral part of the financial statements.

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SCHRODER EMERGING MARKETS FUND
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
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE                FOR THE
                                                                                  SIX MONTHS ENDED         PERIOD ENDED
                                                                                     NOVEMBER 30,           MAY 31, 1998
                                                                                   1998 (UNAUDITED)           (NOTE 1)
                                                                                 --------------------   --------------------
NET ASSETS, BEGINNING OF PERIOD                                                         $     17,827             $        -
                                                                                 --------------------   --------------------

OPERATIONS:
      Net investment income (loss)
                                                                                               1,261                     37
      Net realized gain (loss) on investments
         and foreign currency transactions
                                                                                            (75,796)                  (915)
      Net change in unrealized appreciation (depreciation) on
         investments and foreign currency transactions
                                                                                               5,491                (2,190)
                                                                                 --------------------   --------------------
      Net increase (decrease) in net assets resulting from operations
                                                                                            (69,044)                (3,068)
                                                                                 --------------------   --------------------

CAPITAL SHARE TRANSACTIONS:
      Sale of shares
                                                                                             674,565                 20,895
      Redemption of shares
                                                                                            (82,989)
                                                                                 --------------------   --------------------
      Net increase (decrease) from capital share transactions
                                                                                             591,576                 20,895
                                                                                 --------------------   --------------------

      Net increase (decrease) in net assets
                                                                                             522,532                 17,827
                                                                                 --------------------   --------------------

NET ASSETS, END OF PERIOD                                                              $     540,359           $     17,827
                                                                                 ====================   ====================
      (Including accumulated undistributed net investment
         income (loss) of $1,300 and $39, respectively)

SHARE TRANSACTIONS:
      Sale of shares
                                                                                              75,909                  1,971
      Redemption of shares
                                                                                             (9,769)                      -
                                                                                 --------------------   --------------------
      Net increase (decrease) in shares
                                                                                              66,140                  1,971
                                                                                 ====================   ====================

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS - INVESTOR SHARES

Selected per share data and ratios for an Investor share outstanding throughout each period:

                                                                              FOR THE                  FOR THE
                                                                         SIX MONTHS ENDED            PERIOD ENDED
                                                                           NOVEMBER 30,                MAY 31,
                                                                         1998 (UNAUDITED)              1998 (A)
                                                                         ------------------        -----------------
Net Asset Value, Beginning  of Period                                               $9.04                   $10.00
                                                                         ------------------        -----------------
Investment Operations
     Net Investment Income (Loss)                                                      -                      0.02 (b)
     Net Realized and Unrealized Gain (Loss) on Investments                         (1.11)                   (0.98)
                                                                         ------------------        -----------------
Total from Investment Operations                                                    (1.11)                   (0.96)
                                                                         ------------------        -----------------
Net Asset Value, End of Period                                                      $7.93                    $9.04
                                                                         ==================        =================

Total Return (c)                                                                  (12.28)%                   (9.60)%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                       $540                       $18

Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees (b)(d)                           1.68%                    1.70%
    Expenses excluding reimbursement/waiver of fees                                 22.00% (b)(d)              - (e)
    Net investment income (loss)including reimbursement/waiver of fees (b)(d)        0.55%                    1.72%
Portfolio Turnover Rate (f)                                                         75.15%                   22.97%

--------------------------------------
(a) Investor  Class  shares were first issued on October 31, 1997.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4). Total return calculations for a period of less than one year are not annualized.
(d) Annualized.
(e) Amount is not meaningful due to short period of operations.
(f) Rate represents the turnover of the underlying Portfolio.


    The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998

NOTE 1.  ORGANIZATION

     Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc. and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has nine investment portfolios. Included in this report is the Schroder Emerging Markets Fund (the "Fund"), which is a non-diversified portfolio that commenced operations on October 31, 1997. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value, which have equal rights as to assets and voting privileges. As of November 30, 1998, only Investor Shares had been issued.

MASTER-FEEDER ARRANGEMENT
     The Fund seeks to achieve its investment objective by investing all its investable assets in Schroder EM Core Portfolio (the "Portfolio"), a separate non-diversified portfolio of Schroder Capital Funds ("Schroder Core") that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain or loss. The Portfolio's financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of November 30, 1998, the Fund owned approximately 4.7% of the interests in the Portfolio.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These  financial  statements  are  prepared in  accordance  with  generally
accepted  accounting   principles  which  require  management  to  make  certain
estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase or decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following represents the significant accounting policies of the Fund:

SECURITY VALUATION
     The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio.

INVESTMENT INCOME AND EXPENSES
     The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain or loss. In addition, the Fund accrues its own expenses. Investment income, realized and unrealized gains or losses, and the common expenses of the Fund are allocated as accrued on a pro rata basis to each class of shares based on the relative net assets of each class of shares to the total net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income and net capital gain, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolio, timing differences and differing characterizations of distributions made by the Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

FEDERAL TAXES
         The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION
         The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class of shares are allocated to that class.

ORGANIZATION COSTS
         Costs incurred by the Fund in connection with its organization are amortized on a straight line basis over a five year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
         The Fund currently invests all its assets in the Portfolio, which retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR
         The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors") and the subadministrator is Forum Administrative Services, LLC ("FAdS"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.15% of the Fund's average daily net assets. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the Fund's average daily net assets, subject to a $25,000 minimum annual fee, plus a $12,000 charge per class.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
     The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee in the amount of $12,000 per share class, per year, plus certain other charges.

OTHER SERVICE PROVIDERS
     Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS is entitled to receive a fee of $12,000 per year.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         To  limit  the  Fund's  expenses,   SCMI  and  Schroder  Advisors  have
voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses exceed 1.70% of the Fund's average daily net assets attributable to Investor shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees who are not affiliated persons (as defined in the Act) of the Trust. SCMI, Schroder Advisors, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees, from time to time. For the six months ended November 30, 1998, Schroder Advisors and FAdS waived fees of $341 and $12,329, respectively, and Schroder Advisors reimbursed expenses of $29,618.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 5.  BENEFICIAL INTEREST

       As of November 30, 1998, one affiliated shareholder was record owner of approximately 95% of the total outstanding shares of the Fund.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
_______________                                                                                               ________

                  ARGENTINA (1.9%)
                  COMMON STOCK

            1,000 Banco Rio De La Plata ADR

                    FINANCE                                                                                  $       11,750

            2,300 Disco SA ADR (a)


                    CONSUMER NON-DURABLES
                                                                                                                     47,581

           14,000 Perez Companc SA


                    ENERGY
                                                                                                                     73,095

            2,900 Telecom Argentina ADR


                    SERVICES
                                                                                                                     88,450
                                                                                                                   ---------
                                                                                                                    220,876
                                                                                                                   ---------
                  BOTSWANA (0.3%)
                  COMMON STOCK
           26,700 Sechaba Breweries Ltd. (b)

                    CONSUMER NON-DURABLES
                                                                                                                     33,896
                                                                                                                   --------
                  BRAZIL (12.4%)
                  COMMON STOCK
            9,069 Companhia Energetica de Minas Gerais - CEMIG ADR

                    ENERGY
                                                                                                                    229,565
            6,000 Companhia Paranaense de Energia - Copel Stet.

                    ENERGY
                                                                                                                     58,500
          868,000 Companhia Paulista de Forca e Luz-CPFL (a)

                    ENERGY
                                                                                                                     82,030
            6,000 Companhia Vale do Rio Doce

                    ENERGY
                                                                                                                     87,430
            2,100 Companhia Vale do Rio Doce

                    ENERGY
                                                                                                                     30,600
            2,400 Embratel Participacoes SA (a)

                    SERVICES
                                                                                                                     38,400
          485,000 Telecomunicacaoes do Parana SA - Telepar

                    SERVICES
                                                                                                                    100,554
            1,000 Telesp Participacoes SA ADR (a)

                    SERVICES
                                                                                                                     26,750
        1,040,000 Telesp Tel Sao (a)

                    SERVICES
                                                                                                                     38,275

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
_____________                                                                                              _____________
                  BRAZIL (CONCLUDED)
                  PREFERRED STOCK

        5,890,000 Banco Bradesco
                    FINANCE                                                                                  $       42,667

           50,000 Banco Itau SA
                    FINANCE
                                                                                                                     27,893

          130,000 Companhia Cervejaria Brahma
                    CONSUMER NON-DURABLES
                                                                                                                     70,142

        7,600,000 Gerdau SA
                    MATERIALS
                                                                                                                     74,671

          890,000 Petrol Brasileiro Petrobras
                    ENERGY
                                                                                                                    126,719

        8,940,000 Tele Centro Sul Participacoes SA (a)
                    SERVICES
                                                                                                                    104,213

        1,690,000 Telecomunicacoes de Sao Paulo SA - Telesp
                    SERVICES
                                                                                                                    287,060
                                                                                                                  ---------
                                                                                                                  1,425,469
                                                                                                                  ---------
                  CHILE (3.5%)
                  COMMON STOCK

            5,700 Banco Santander Chile ADR (a)
                    FINANCE
                                                                                                                     72,675

            5,200 Chilectra SA ADR
                    ENERGY
                                                                                                                    116,457

            4,000 Distribucion y Servicio D&S SA ADR
                    SERVICES
                                                                                                                     55,500

            2,000 Embotella Andina ADR
                    CONSUMER NON-DURABLES
                                                                                                                     28,250

            1,000 Enersis SA - ADR
                    ENERGY
                                                                                                                     23,375

              900 Sociedad Quimica y Minera de Chile SA ADR
                    MATERIALS
                                                                                                                     34,650

            3,300 Quinenco SA ADR
                    MULTI-INDUSTRY
                                                                                                                     31,350

            1,500 Vina Concha Y Toro ADR
                    CONSUMER NON-DURABLES
                                                                                                                     42,188
                                                                                                                    -------
                                                                                                                    404,445
                                                                                                                    -------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
  ___________                                                                                               __________


                  CHINA (0.9%)
                  CONVERTIBLE CORPORATE BONDS
 US $    70,000  Huaneng Power International, Inc., 1.75%, 5/21/04
                    ENERGY                                                                                   $       65,975
 US $   128,000   Qingling Motors Ltd, 3.50%, 1/22/02
                    CAPITAL EQUIPMENT
                                                                                                                     40,960
                                                                                                                    -------
                                                                                                                    106,935
                                                                                                                    -------
                  CZECH REPUBLIC (1.0%)
                  COMMON STOCK

            8,040 SPT Telecom AS (a)
                    SERVICES
                                                                                                                    118,630
                                                                                                                    -------
                  EGYPT (2.1%)
                  COMMON STOCK

           13,560 Commercial International Bank GDR
                    FINANCE
                                                                                                                    102,717

            6,270 Oriental Weavers Co.
                    CONSUMER DURABLES
                                                                                                                    134,057

                                                                                                                   --------
                                                                                                                    236,774
                                                                                                                   --------
                  GREECE (7.4%)
                  COMMON STOCK

            1,140 Alpha Credit Bank
                    FINANCE
                                                                                                                    108,483

            7,440 Hellenic Bottling Co. SA
                    CONSUMER NON-DURABLES
                                                                                                                    199,288

            6,919 Hellenic Telecommunication Organization SA
                    SERVICES
                                                                                                                    173,137

            3,100 Intracom SA
                    CAPITAL EQUIPMENT
                                                                                                                    159,518

              764 National Bank of Greece SA
                    FINANCE
                                                                                                                    137,032

              710 Panafon SA (a)
                    SERVICES
                                                                                                                     12,762

            1,700 STET Hellas Telecommunications SA ADR (a)
                    SERVICES
                                                                                                                     59,075
                                                                                                                    -------
                                                                                                                    849,295
                                                                                                                    -------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
 AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
   __________                                                                                                 ________

                  HONG KONG (3.6%)
                  COMMON STOCK

           18,000 Cheung Kong Infrastructure Holdings
                    CAPITAL EQUIPMENT                                                                        $       43,123

          159,000 China Resources Beijing Land (a)
                    FINANCE
                                                                                                                     43,123

           13,000 China Resources Enterprises Ltd.
                    MULTI-INDUSTRY
                                                                                                                     18,972

           63,000 China Telecom (Hong Kong) Ltd. (a)
                    SERVICES
                                                                                                                    125,707

           29,000 Ng Fung Hong Ltd.
                    SERVICES
                                                                                                                     25,843

          194,000 Shenzhen Expressway Co. Ltd. (a)
                    SERVICES
                                                                                                                     46,352

                  CONVERTIBLE CORPORATE BOND
    US  $ 155,000    Cosco Treasury Co. Ltd., 3.50%, 3/13/03
                                                                                                                    107,918
                    FINANCE                                                                                         --------
                                                                                                                    411,038
                                                                                                                    --------

                  HUNGARY (2.0%)
                  COMMON STOCK

              340 Gedeon Richter RT
                    CONSUMER NON-DURABLES
                                                                                                                     13,133

            4,600 Matav RT ADR
                    SERVICES
                                                                                                                    125,637

            1,700 MOL Magyar Olajes-es Gazipari RT GDR
                    ENERGY
                                                                                                                     39,355

            1,320 OTP Bank RT GDR
                    FINANCE
                                                                                                                     55,935
                                                                                                                    -------
                                                                                                                    234,060
                                                                                                                    -------
                  INDIA (6.0%)
                  COMMON STOCK

           11,700 ITC Ltd. GDR
                    MULTI-INDUSTRY
                                                                                                                    224,055

           10,500 Larsen & Toubro Ltd. GDR
                    MULTI-INDUSTRY
                                                                                                                     69,563

           10,100 Mahanagar Telephone Nigam Ltd.
                    SERVICES
                                                                                                                    108,070

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
   __________                                                                                               _________
                  INDIA (CONCLUDED)
                  COMMON STOCK

           26,400 Reliance Industries Ltd. GDS
                    MATERIALS                                                                                $      134,310

           11,700 State Bank of India
                    FINANCE
                                                                                                                     92,137

            5,500 Videsh Sanchar Nigam Ltd. GDR
                    SERVICES
                                                                                                                     56,650
                                                                                                                    -------
                                                                                                                    684,785
                                                                                                                    -------

                  INDONESIA (1.7%)
                  COMMON STOCK

            6,000 Gulf Indonesia Resources Ltd. (a)
                    ENERGY
                                                                                                                     52,500

           13,000 PT Gudang Garam
                    CONSUMER NON-DURABLES
                                                                                                                     16,808

           10,000 PT HM Sampoerna (a)
                    CONSUMER NON-DURABLES
                                                                                                                      6,599

          182,000 PT Indofoods Sukses Makmur (a)
                    CONSUMER NON-DURABLES
                                                                                                                     90,080

           23,000 PT Indosat ADR
                    SERVICES
                                                                                                                     33,145
                                                                                                                    --------
                                                                                                                    199,132
                                                                                                                    --------
                  ISRAEL (5.0%)
                  COMMON STOCK

           20,930 Bank Hapoalim Ltd.
                    FINANCE
                                                                                                                     40,146

           51,060 Bank Leumi Le-Israel
                    FINANCE
                                                                                                                     70,775

           17,240 Bezeq Israeli Telecommunication Corp. Ltd. (a)
                    SERVICES
                                                                                                                     50,302

           10,970 Blue Square-Israel Ltd.
                    SERVICES
                                                                                                                    133,697

            2,000 Formula Systems Ltd. ADR (a)
                    SERVICES
                                                                                                                     50,000

            5,400 Teva Pharmaceutical Industries Ltd. ADR
                    CONSUMER NON-DURABLES
                                                                                                                    234,900
                                                                                                                    -------
                                                                                                                    579,820
                                                                                                                    -------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998


   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
  ____________                                                                                               __________
                  KOREA, REPUBLIC OF (13.6%)
                  COMMON STOCK

            5,900 Korea Electric Power Corp.
                    ENERGY                                                                                   $      113,644

            3,500 LG Chemical Ltd.
                    MULTI-INDUSTRY
                                                                                                                     29,494

           17,608 LG Electronics
                    CONSUMER DURABLES
                                                                                                                    174,526

            2,000 Pohang Iron & Steel Co. Ltd.
                    MATERIALS
                                                                                                                    113,559

            2,510 SK Corp.
                    ENERGY
                                                                                                                     24,778

              123 SK Telecom Co. Ltd.
                    SERVICES
                                                                                                                     87,659

            6,226 Samsung Display Devices Co.
                    CONSUMER DURABLES
                                                                                                                    226,355

            6,272 Samsung Electronics Co.
                    CONSUMER DURABLES
                                                                                                                    335,245

            7,803 Samsung Heavy Industries (a)
                    CAPITAL EQUIPMENT
                                                                                                                     43,211
                  RIGHTS

            3,637 Samsung Heavy Industries (a)
                    CAPITAL EQUIPMENT
                                                                                                                      4,028

          168,634 Ssangyong Investment & Securities Co. Ltd. (a)
                    FINANCE
                                                                                                                    412,787
                                                                                                                  ---------
                                                                                                                  1,565,286
                                                                                                                  ---------
                  LUXEMBOURG (0.4%)
                  COMMON STOCK

            5,000 Quilmes Industrial SA ADR
                    CONSUMER NON-DURABLES
                                                                                                                     47,187
                                                                                                                     ------
                  MAURITIUS (0.3%)
                  COMMON STOCK

           39,800 State Bank of Mauritius Ltd. (a)
                    FINANCE
                                                                                                                     28,583
                                                                                                                     ------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
  ___________                                                                                               __________
                  MEXICO (8.9%)
                  COMMON STOCK

           28,000 Cemex SA de CV
                    MATERIALS                                                                                $       67,836

           64,800 Cifra SA de CV (a)
                    SERVICES
                                                                                                                     79,628

           63,000 Controladora Comercial Mexicana SA de CV
                    SERVICES
                                                                                                                     40,282

           56,000 Fomento Economico Mexica SA de CV
                     CONSUMER NON-DURABLES
                                                                                                                    129,516

           22,500 Grupo Carso SA de CV
                    MULTI-INDUSTRY
                                                                                                                     71,257

           32,100 Grupo Industrial Bimbo SA de CV
                    CONSUMER NON-DURABLES
                                                                                                                     50,670

           17,400 Grupo Industrial Saltillo SA de CV
                    MATERIALS
                                                                                                                     46,240

            9,100 Industrias Penoles SA
                    MATERIALS
                                                                                                                     27,910

           21,500 Kimberly Clarke de Mexico SA de CV
                    SERVICES
                                                                                                                     57,780

            7,800 Telefonos de Mexico SA ADR
                    SERVICES
                                                                                                                    363,188

           13,000 Tubos de Acero de Mexico SA ADR
                    MATERIALS
                                                                                                                     91,812
                                                                                                                  ---------
                                                                                                                  1,026,119
                                                                                                                  ---------
                  PERU (2.3%)
                  COMMON STOCK

            7,370 Credicorp Ltd.
                    FINANCE
                                                                                                                     81,070

            2,900 Companhia Minas Buenaventura SA ADR
                    MATERIALS
                                                                                                                     36,794

           44,000 Minsur SA
                    MATERIALS
                                                                                                                     73,251

            5,100 Telefonica del Peru SA ADR
                    SERVICES
                                                                                                                     75,544
                                                                                                                    -------
                                                                                                                    266,659
                                                                                                                    -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
  ___________                                                                                               __________
                  PHILIPPINES (1.9%)
                  COMMON STOCK

          180,000 Ayala Corp.
                    MULTI-INDUSTRY                                                                           $       57,106

           53,000 La Tondena Distillers, Inc.
                    CONSUMER NON-DURABLES
                                                                                                                     32,284

           24,000 Manila Electric Co. "B" Shares
                    ENERGY
                                                                                                                     76,751

            2,000 Metropolitan Bank & Trust Co. (a)
                    FINANCE
                                                                                                                     14,087

            1,400 Philippine Long Distance Telephone Co.
                    SERVICES
                                                                                                                     36,599
                                                                                                                    -------
                                                                                                                    216,827
                                                                                                                    -------
                  POLAND (2.0%)
                  COMMON STOCK

           20,250 Elektrim Spolka Akcyjna SA
                    MULTI-INDUSTRY
                                                                                                                    170,422

           14,060 Telekomunikacja Polska (a)
                    SERVICES
                                                                                                                     62,216
                                                                                                                    --------
                                                                                                                    232,638
                                                                                                                    --------
                  RUSSIA (0.6%)
                  COMMON STOCK

            9,110 Surgutneftegaz ADR
                    ENERGY
                                                                                                                     32,663

            7,690 Unified Energy Systems GDR
                    ENERGY
                                                                                                                     31,302
                                                                                                                     ------
                                                                                                                     63,965
                                                                                                                     ------
                  SOUTH AFRICA (8.4%)
                  COMMON STOCK

           12,000 ABSA Group Ltd.
                    FINANCE
                                                                                                                     57,786

            3,640 Anglo American Corp. of South Africa Ltd.
                    FINANCE
                                                                                                                    116,685

            2,500 Anglo American Industrial Corp. Ltd.
                    MULTI-INDUSTRY
                                                                                                                     44,376

           20,137 Barlow Ltd.
                    MULTI-INDUSTRY
                                                                                                                    100,152


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                           DESCRIPTION                                                             VALUE
  ____________                                                                                               ________

                  SOUTH AFRICA (CONCLUDED)
                  COMMON STOCK

           15,100 Ellerine Holdings Ltd.
                    CONSUMER DURABLES                                                                        $       35,826

           77,400 First Rand Ltd.
                    FINANCE
                                                                                                                     95,220
           29,000 Illovo Sugar Ltd.
                    CONSUMER NON-DURABLES
                                                                                                                     29,561
                1 LA Retail Stores Ltd.
                    CONSUMER NON-DURABLES
                                                                                                                          1
          115,000 Malbak Ltd.
                    MATERIALS
                                                                                                                     52,548

          105,400 Metro Cash and Carry Ltd.
                    SERVICES
                                                                                                                     70,390

           13,000 Rembrandt Group Ltd.
                    MULTI-INDUSTRY
                                                                                                                     84,649

           14,900 Sappi Ltd.
                    MATERIALS
                                                                                                                     68,346

           16,600 Sasol Ltd.
                    MULTI-INDUSTRY
                                                                                                                     64,620

            4,495 South African Breweries, Ltd.
                    SERVICES
                                                                                                                     76,080

           14,800 South African Druggists Ltd.
                    MATERIALS
                                                                                                                     72,829
                                                                                                                    -------
                                                                                                                    969,069
                                                                                                                    -------
                  TAIWAN (6.4%)
                  COMMON STOCK

            9,000 Asustek Computer, Inc. (a)
                    CAPITAL EQUIPMENT
                                                                                                                     76,316

           25,000 Cathay Life Insurance Co.
                    SERVICES
                                                                                                                     90,962

          165,000 China Steel Corp.
                    MATERIALS
                                                                                                                    107,351

           36,000 Nan Ya Plastics Corp. (a)
                    MATERIALS
                                                                                                                     53,504

           30,000 Siliconware Precision Industries Co. (a)
                    CAPITAL EQUIPMENT
                                                                                                                     57,815

           56,000 Taiwan Semiconductor Manufacturing Co. (a)
                    CAPITAL EQUIPMENT
                                                                                                                    135,549

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF NOVEMBER 30, 1998

   FACE/SHARE                           SECURITY
     AMOUNT                            DESCRIPTION                                                             VALUE
  ____________                                                                                                ________
                  TAIWAN (CONCLUDED)
                  CONVERTIBLE CORPORATE BOND
     US $ 185,000   Nan Ya Plastics Corp., 1.75%,  7/19/01
                    MATERIALS                                                                                $      210,438
                                                                                                                    -------
                  THAILAND (1.9%)                                                                                   731,935
                  COMMON STOCK                                                                                      -------

            5,000 Advanced Info Service Public Co. Ltd. (a)
                    SERVICES
                                                                                                                     29,086

           19,000 Electricity Generating Public Co. Ltd. (a)
                    ENERGY
                                                                                                                     50,526

            6,000 PTT Exploration & Production Public Co. Ltd. (a)
                    ENERGY
                                                                                                                     48,199

            2,500 Siam Cement Public Co. Ltd. (a)
                    MATERIALS
                                                                                                                     52,355

           15,000 Siam Makro Public Co. Ltd.
                    CONSUMER NON-DURABLES
                                                                                                                     31,163

           10,000 TelecomAsia Corp. Public Co. Ltd. (a)
                    SERVICES
                                                                                                                      4,640
                                                                                                                    -------
                                                                                                                    215,969
                                                                                                                    -------
                  TURKEY (0.8%)
                  COMMON STOCK

        1,528,375 Akbank T.A.S.
                    FINANCE
                                                                                                                     31,222

        2,991,300 Dogan Yayin Holdings AS (a)
                    FINANCE
                                                                                                                     14,538

          982,800 Netas Telekomunik (a)
                    CAPITAL EQUIPMENT
                                                                                                                     18,782

          265,510 Vestel Elektronik Sanayi ve Ticanet AS (a)
                    CONSUMER NON-DURABLES
                                                                                                                     25,807
                                                                                                                     ------
                                                                                                                     90,349
                                                                                                                     ------
                  ZIMBABWE (0.2%)
                  COMMON STOCK

        1,000,000 Econet Wireless Holdings (a)
                    SERVICES
                                                                                                                     24,226
                                                                                                                     ------

    The accompanying notes are an integral part of the financial statements.

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SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
AS OF NOVEMBER 30, 1998                                                 Value
                                                                       --------
 TOTAL INVESTMENTS (95.5%) (COST $11,052,557)                    $    10,983,967
                                                                      ----------
 OTHER ASSETS LESS LIABILITIES (4.5%)
                                                                         519,604
                                                                      ----------
 TOTAL NET ASSETS (100.0%)                                       $    11,503,571
                                                                      ==========
 (a)  Non-income producing security.
 (b) Illiquid security.
 ADR- American Depository Receipts.
 GDR - Global Depository Receipts.
 GDS - Global Depository Shares.



                   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                CONTRACTS TO SELL
     CONTRACT                                                                      UNDERLYING FACE       APPRECIATION/
       DATE        CURRENCY                                                        AMOUNT OF VALUE       (DEPRECIATION)
                                                            UNITS
----------------------------------------------------------------------------------------------------------------------------
     2/5/99       Brazilian Cruzeiro                       242,520                     194,874                  (6,874)
     2/22/99      Hong Kong Dollar                       1,400,000                     180,600                  (6,036)
    12/15/98      Polish Zloty                             151,400                      43,948                  (3,948)
                                                                                    -------------------------------------
                                                                                       419,422                   (16,858)
                                                                                    -------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)


ASSETS:
      Investments (Note 2):
         Investments at cost                                                                                $    11,052,557
         Net unrealized appreciation (depreciation)
                                                                                                                   (68,590)
                                                                                                      ----------------------

                            Total Investments at value
                                                                                                                 10,983,967

      Cash
                                                                                                                    349,662
      Foreign currency (cost $96,462)
                                                                                                                     96,603
      Receivable from administrator
                                                                                                                     34,535
      Receivable for dividends and interest
                                                                                                                     61,274
      Receivable for investments sold
                                                                                                                    141,083
      Organization costs, net of amortization (Note 2)
                                                                                                                        762
                                                                                                      ----------------------

                               Total Assets
                                                                                                                 11,667,886
                                                                                                      ----------------------

LIABILITIES:
      Payable for investments purchased
                                                                                                                    110,724
      Payable for forward foreign currency contracts
                                                                                                                     16,858
      Payable to subadministrator (Note 3)
                                                                                                                        708
      Accrued expenses and other liabilities
                                                                                                                     36,025
                                                                                                      ----------------------

                               Total Liabilities
                                                                                                                    164,315
                                                                                                      ----------------------

                               Net Assets                                                                   $    11,503,571
                                                                                                      ======================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)


INVESTMENT INCOME:
      Dividend income (net of foreign withholding tax of $6,907)                                              $      98,853
      Interest income
                                                                                                                     50,611
                                                                                                       ---------------------
                               Total Investment Income
                                                                                                                    149,464
                                                                                                       ---------------------

EXPENSES:
      Investment advisory  (Note 3)
                                                                                                                     63,973
      Administration  (Note 3)
                                                                                                                      6,397
      Subadministration (Note 3)
                                                                                                                     12,500
      Interestholder recordkeeping (Note 3)
                                                                                                                      6,125
      Custody
                                                                                                                     55,750
      Accounting  (Note 3)
                                                                                                                     37,000
      Legal
                                                                                                                      1,604
      Audit
                                                                                                                     14,204
      Pricing services
                                                                                                                      6,646
      Trustees
                                                                                                                        758
      Amortization of organization costs (Note 2)
                                                                                                                         97
      Miscellaneous
                                                                                                                        446
                                                                                                       ---------------------
                               Total Expenses
                                                                                                                    205,500
      Fees waived and expenses reimbursed (Note 6)
                                                                                                                  (112,607)
                                                                                                       ---------------------
                               Net Expenses
                                                                                                                     92,893
                                                                                                       ---------------------

NET INVESTMENT INCOME (LOSS)
                                                                                                                     56,571
                                                                                                       ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCY TRANSACTIONS:
      Net realized gain (loss) on investments
                                                                                                                (4,836,204)
      Net realized gain (loss) on foreign currency transactions
                                                                                                                   (41,171)
                                                                                                       ---------------------
             Net realized gain (loss) on investments and foreign currency transactions currency transactions

                                                                                                                (4,877,375)
                                                                                                       ---------------------

      Net change in unrealized appreciation (depreciation) on investments
                                                                                                                  2,261,068
      Net change in unrealized appreciation (depreciation) on foreign currency transactions
                                                                                                                       (25)
                                                                                                       ---------------------
                            Net change in unrealized appreciation (depreciation)
                                  investments and foreign currency transactions
                                                                                                                  2,261,043
                                                                                                       ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCY TRANSACTIONS
                                                                                                                (2,616,332)
                                                                                                       ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                            $    (2,559,761)
                                                                                                       =====================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX             FOR THE PERIOD
                                                                                MONTHS ENDED                  ENDED
                                                                                NOVEMBER 30,              MAY 31, 1998
                                                                              1998 (UNAUDITED)              (NOTE 1)
                                                                            ----------------------    ----------------------
NET ASSETS, BEGINNING OF PERIOD                                                  $26,730,035                 $     -
                                                                            ----------------------    ----------------------

OPERATIONS:
   Net investment income (loss)
                                                                                           56,571                   210,351
   Net realized gain (loss) on investments
                                                                                      (4,877,375)                 (518,984)
   Net change in unrealized appreciation (depreciation) on investments
                                                                                        2,261,043               (2,346,562)
                                                                            ----------------------    ----------------------
   Net increase (decrease) in net assets resulting from operations
                                                                                      (2,559,761)               (2,655,195)
                                                                            ----------------------    ----------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions
                                                                                        3,165,981                39,419,804
   Withdrawals
                                                                                     (15,832,684)              (10,034,574)
                                                                            ----------------------    ----------------------
   Net transactions from investors' beneficial interest
                                                                                     (12,666,703)                29,385,230
                                                                            ----------------------    ----------------------
   Net increase (decrease) in net assets
                                                                                     (15,226,464)                26,730,035
                                                                            ----------------------    ----------------------

NET ASSETS, END OF PERIOD                                                         $    11,503,571           $    26,730,035
                                                                           ======================    ======================


                                                                                FOR THE SIX              FOR THE PERIOD
                                                                                MONTHS ENDED                  ENDED
                                                                                 NOVEMBER 30,              MAY 31, 1998
                                                                              1998 (UNAUDITED)               (NOTE 1)
                                                                          ----------------------    ----------------------
FINANCIAL HIGHLIGHTS
Portfolio performance for the following periods:
   Net Assets at End of Period (in thousands)                                             $11,504                   $26,730
   Ratios to Average Net Assets:
       Expenses including reimbursement/waiver of fees (a)                                  1.45%                     1.45%
       Expenses excluding reimbursement/waiver of fees (a)                                  3.21%                     2.38%
       Net investment income (loss) including reimbursement/
        waiver of fees (a)                                                                  0.88%                     1.35%
   Portfolio Turnover Rate                                                                 75.15%                    22.97%


------------------------------
(a)  Annualized.


    The accompanying notes are an integral part of the financial statements.

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SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998

NOTE 1.  ORGANIZATION

         Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is Schroder EM Core Portfolio (the "Portfolio"), which is a non-diversified portfolio that commenced operations on October 30, 1997. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following  represents the  significant  accounting  policies of the
Portfolio:

SECURITY VALUATION
         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at the mean of the closing bid and ask ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core's Board of Trustees. As of November 30, 1998, the Portfolio did not hold a position in any fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
         Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

     Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

REPURCHASE AGREEMENTS
         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION
         Schroder Core accounts separately for the assets and liabilities and operation of each portfolio. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

ORGANIZATION COSTS
         Costs incurred by the Portfolio in connection with its organization are being amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder EM Core Portfolio an annual fee, payable monthly, of 1.00% of the Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR
         The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors") which entitles Schroder Advisors to receive compensation at an annual rate, payable monthly, of 0.10% of the Portfolio's average daily net assets. The subadministrator of the Portfolio is Forum Administrative Services, LLC ("FAdS"). FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the Portfolio's average daily net assets, subject to an annual minimum of $25,000 for its services.

OTHER SERVICE PROVIDERS
         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Portfolio and is entitled to receive compensation for its services in the amount of $60,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder record keeping services to the Portfolio for which it receives $12,000 per year, plus certain other charges.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 4.  PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended November 30, 1998, were $9,062,966 and $19,491,649, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1998, was $11,052,557, and the net unrealized depreciation of investment securities was $68,590. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,486,041, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,554,631.

NOTE 5.  FEDERAL TAXES

         The Portfolio is not required to pay federal income tax on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain or loss of the Portfolio is deemed to have been "passed through" to the Portfolio's interestholders in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

       Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

NOTE 6.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

     For the period ended November 30, 1998, SCMI, Schroder Advisors, and FAdS voluntarily waived fees of $63,973, $6,397, and $7,702, respectively. In addition, Schroder Advisors reimbursed expenses in the amount of $34,535.

NOTE 7.  CONCENTRATION OF RISK

         The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it does so, the Portfolio is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Portfolio invests in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

TRUSTEES
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
Clarence F. Michalis
William L. Means
Hermann C. Schwab
Mark J. Smith


INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank N.A.
Chase MetroTech Center
Brooklyn, New York 11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services LLC
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusettes 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109




This report is for the information of the shareholders of the Schroder Emerging Markets Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.